W. Thomas Conner Admitted to practice in Washington, D.C.,Virginia and Massachusetts Direct Phone: 1.202.414.9208 Email: tconner@reedsmith.com	Reed Smith LLP 1301 K Street, N.W. Suite 1000 - East Tower Washington, D.C. 20005-3373 Tel +1 202 414 9200 Fax +1 202 414 9299 reedsmith.com

November 23, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington DC 10549

GraniteShares ETF Trust

Commissioners:

On behalf of the GraniteShares ETF Trust (the “Trust”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) a Form N-1A registration statement, including exhibits, relating to the registration of the Trust under the 1940 Act and the registration of an indefinite amount of shares of beneficial interest in the Trust under the 1933 Act pursuant to Rule 24f-2 under the 1940 Act. A Notification of Registration for the Trust on Form N-8A is being filed concurrently with this registration statement.

Financial statements, exhibits not included herein, disclosure changes relating to Commission Staff comments and certain other supplemental clarifying and/or editorial changes will be added by pre-effective amendment.

If you have any questions about these filings, please call the undersigned at (202) 414-9208, or Joshua Cippel at (412) 288-3882.

Very truly yours,

W. Thomas Conner

WC:gp

cc:        Joshua A. Cippel